7. Share-based payments (Details 2) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Common stock warrants issued	2,600,000	2,600,000
Vesting Condition One [Member]
Common stock warrants issued	350,000	350,000
Category	Performance	Performance
Vesting Condition Two [Member]
Common stock warrants issued	1,530,000	1,530,000
Category	Performance	Performance
Vesting Condition Three [Member]
Common stock warrants issued	720,000	720,000
Category	Service	Service